UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2024

American Conservative Values ETF

ITEM 1.(a).  Reports to Stockholders.

American Conservative Values ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2024 American Conservative Values ETF Ticker: ACVF (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the American Conservative Values ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at acvetfs.com/acvf-fund-material/. You can also request this information by contacting us at (888) 909-6030. Distributed by Foreside Fund Services, LLC.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Conservative Values ETF	$83	0.75%

How did the Fund perform last year?

The Fund returned 20.93% (NAV) for the year ended July 31, 2024 vs 22.15% for the S&P 500® Index and 21.50% for the Russell 1000 Total Return Index. The Fund invests substantially all of its assets in a portfolio of Large-Cap US equities and performance was affected by the boycotting of securities with a high active share (28%) of the S&P 500® benchmark. During the reporting period equity markets were significantly influenced by shifting expectations around inflation and interest rates, with stocks rallying particularly (the Magnificent Seven) on growing confidence that slowing inflation will allow for rate cuts towards the end of 2024.

What key factors affected the Fund's performance?

The performance of our boycotts compared to what companies we overweight or replaced them with in the portfolio will always be the most significant driver of our relative returns to benchmarks. To minimize the resulting active risk, we remain broadly diversified and attempt to control multiply risk factors such as size, sector and style. In aggregate, the Fund's 37 Boycotts, which represented approximately 28% of the S&P 500® detracted -6.35% from performance while what we did own contributed +6.05% to the one-year return.

Cumulative Performance

(based on a hypothetical $10,000 investment)

American Conservative Values ETF - $17,825
S&P 500® Index - $17,893
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
10/28/20*
07/31/21
07/31/22
07/31/23
07/31/24

* Inception

Annual Performance

	1 Year	Average Annual Total Returns Since Inception (10/28/20)
American Conservative Values ETF - NAV	20.93%	16.65%
American Conservative Values ETF - Market	21.07%	16.66%
S&P 500® Index	22.15%	16.75%

The market price used to calculate the market return is determined by using the midpoint between the bid/ask spread on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund's NAV is calculated. Market returns do not include brokerage commissions. If brokerage commissions were included market returns would be lower.The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

American Conservative Values ETF Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Nvidia Corp.	6.94%
Microsoft Corp.	4.87%
Berkshire Hathaway Class B	2.81%
Broadcom, Inc.	2.02%
Home Depot, Inc.	1.73%
Costco Wholesale Corp.	1.65%
Mastercard, Inc. Class A	1.64%
The Procter & Gamble Co.	1.60%
Eli Lilly & Co.	1.60%
Exxon Mobil Corp.	1.55%

Key Fund Statistics

(as of July 31, 2024)

Fund Size (Thousands)	$99,293
Number of Holdings	368
Total Advisory Fee Paid	$565,214
Portfolio Turnover Rate	12.98%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit acvetfs.com/acvf-fund-material/.

What did the Fund invest in?

(% of Net Assets as of July 31, 2024)

ITEM 1.(b).  No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2024 and $15,400 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2024 and $3,300 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2024 and $0 for 2023.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

For the Year Ended July 31, 2024

American Conservative Values ETF

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Schedule of InvestmentsJuly 31, 2024

See Notes to Financial Statements

		Shares	Value
99.70%	COMMON STOCKS

3.53%	COMMUNICATION SERVICES
	Charter Communications, Inc.(A)	1,151	$437,058
	Electronic Arts, Inc.	1,840	277,730
	Fox Corp. Class A	3,235	123,059
	Fox Corp. Class B	3,053	108,168
	Live Nation Entertainment(A)	858	82,531
	News Corp. Class A	4,665	128,661
	News Corp. Class B	4,262	121,424
	Omnicom Group, Inc.	3,122	306,081
	Paramount Global Class B	13,698	156,431
	Pinterest, Inc.(A)	3,501	111,857
	Spotify Technology SA ADR(A)	1,114	383,149
	Take-Two Interactive(A)	1,270	191,173
	The Interpublic Group	6,835	219,882
	T-Mobile US, Inc.	4,683	853,617
			3,500,821

10.83%	CONSUMER DISCRETIONARY
	Advance Auto Parts	192	12,159
	Airbnb, Inc.(A)	3,031	423,006
	Aptiv plc ADR(A)	763	52,945
	Autozone, Inc.(A)	95	297,701
	Bath & Body Works, Inc.	842	30,944
	Best Buy Co., Inc.	668	57,795
	Booking Holdings, Inc.	204	757,862
	Borg-Warner, Inc.	854	30,155
	DR Horton, Inc.	764	137,467
	Darden Restaurants, Inc.	385	56,322
	Domino’s Pizza, Inc.	96	41,155
	DoorDash, Inc.(A)	1,957	216,679
	eBay, Inc.	1,601	89,032
	Etsy, Inc.(A)	1,147	74,716
	Expedia Group, Inc.(A)	1,985	253,425
	Ford Motor Co.	11,866	128,390
	Garmin Ltd. ADR	2,346	401,753
	Genuine Parts Co.	480	70,613
	Hasbro, Inc.	194	12,505
	Hilton Worldwide Holdings, Inc.	763	163,793
	Home Depot, Inc.	4,656	1,714,153
	Kohl’s Corp.	3,540	76,676

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2024

See Notes to Financial Statements

		Shares	Value
	Las Vegas Sands Corp.	1,145	$45,422
	Lennar Corp.	570	100,850
	Lithia Motors, Inc.	395	109,150
	LKQ Corp.	570	23,655
	Marriott International Class A	1,815	412,550
	McDonald’s Corp.	3,646	967,648
	MGM Resorts International(A)	2,385	102,483
	O’Reilly Automotive, Inc.(A)	416	468,557
	Phinia, Inc.	177	7,912
	Polo Ralph Lauren Corp.	95	16,681
	Pool Corp.	96	35,908
	Pulte Group, Inc.	289	38,148
	PVH Corp.	191	19,480
	Ross Stores, Inc.	2,342	335,445
	Royal Caribbean Cruises ADR	478	74,912
	Skechers U.S.A., Inc.(A)	2,076	135,210
	Tapestry, Inc.	574	23,012
	Tesla, Inc.(A)	6,264	1,453,686
	TJX Companies, Inc.	7,824	884,268
	Tractor Supply Co.	744	195,910
	Ulta Beauty, Inc.(A)	96	35,029
	Under Armour, Inc. Class C(A)	7,792	52,908
	Under Armour, Inc. Class A(A)	6,857	47,793
	Wynn Resorts Ltd.	284	23,521
	Yum! Brands, Inc.	297	39,451
			10,748,835

7.23%	CONSUMER STAPLES
	Altria Group, Inc.	4,477	219,418
	Archer-Daniels-Midland Co.	1,487	92,209
	Brown-Forman Corp. Class B	581	26,238
	Church & Dwight Co.	478	46,849
	The Clorox Co.	89	11,742
	Colgate-Palmolive Co.	2,487	246,686
	Constellation Brands, Inc.	759	186,076
	Costco Wholesale Corp.	1,992	1,637,424
	Dollar General Corp.	873	105,100
	Dollar Tree, Inc.(A)	473	49,353
	Estee Lauder Cos. Class A	478	47,614
	General Mills, Inc.	1,146	76,942
	Kimberly-Clark Corp.	667	90,078
	The Kraft Heinz Co.	1,812	63,801

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2024

See Notes to Financial Statements

		Shares	Value
	Kroger Co.	667	$36,352
	McCormick & Co., Inc.(B)	382	29,418
	Mondelez International Inc. Class A	10,615	725,535
	Monster Beverage Corp.(A)	3,618	186,146
	PepsiCo, Inc.	5,886	1,016,336
	Philip Morris International, Inc.	5,007	576,606
	The Procter & Gamble Co.	9,880	1,588,309
	Sysco Corp.	456	34,952
	The Hershey Company	289	57,072
	Walgreens Boots Alliance, Inc.	2,478	29,414
			7,179,670

3.78%	ENERGY
	Baker Hughes Co.	1,998	77,363
	Chevron Corp.	4,949	794,166
	ConocoPhillips	2,098	233,298
	EOG Resources, Inc.	1,048	132,886
	Exxon Mobil Corp.	12,982	1,539,535
	Halliburton Co.	1,901	65,927
	Hess Corp.	286	43,878
	Kinder Morgan, Inc.	4,380	92,549
	Marathon Petroleum Corp.	1,908	337,754
	Occidental Petroleum Corp.	1,909	116,105
	Oneok, Inc.	854	71,164
	Schlumberger Ltd. ADR	3,615	174,568
	Williams Cos., Inc.	1,807	77,593
			3,756,786

13.56%	FINANCIALS
	Aflac, Inc.	572	54,557
	Allstate Corp.	267	45,689
	American International Group	672	53,243
	Ameriprise Financial, Inc.	386	166,007
	Aon plc ADR	478	157,028
	Arthur J Gallagher & Co.	193	54,714
	Bank Of New York Mellon	928	60,385
	Berkshire Hathaway Class B(A)	6,366	2,791,491
	Blackstone, Inc.	2,478	352,248
	Capital One Financial	958	145,041
	CBOE Global Markets, Inc.	1,011	185,529
	Chubb Ltd. ADR	1,428	393,642
	Cincinnati Financial Corp.	385	50,289

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2024

See Notes to Financial Statements

	Shares	Value
Citigroup, Inc.	7,027	$455,912
Citizens Financial Group	1,617	68,997
CME Group, Inc.	2,116	409,890
Discover Financial Services	2,110	303,819
Fidelity National Information Services, Inc.	1,616	124,157
Fifth Third Bancorp	2,667	112,921
Fiserv, Inc.(A)	4,007	655,425
Franklin Resources, Inc.	568	12,990
Global Payments, Inc.	1,703	173,093
Hartford Financial Services Group, Inc.	669	74,205
Huntington Bancshares	2,954	44,162
Intercontinental Exchange	2,647	401,179
Invesco Ltd. ADR	291	5,023
Keycorp	2,001	32,276
KKR & Co., Inc.	1,587	195,915
Loews Corp.	468	37,417
MarketAxess Holdings, Inc.	96	21,459
Marsh & McLennan Cos, Inc.	1,236	275,097
Mastercard, Inc. Class A	3,516	1,630,404
MetLife, Inc.	3,331	255,987
Moody’s Corporation	947	432,287
Morgan Stanley	2,662	274,745
MSCI, Inc.	98	52,994
Northern Trust Corp.	761	67,463
The PNC Financial Services Group, Inc.	1,723	312,035
Principal Financial Group, Inc.	383	31,218
Prudential Financial, Inc.	386	48,374
Raymond James Financial	573	66,468
Regions Financial Corp.	3,426	76,640
Rocket Cos, Inc.(A)	7,025	113,735
S&P 500 Global, Inc.	1,316	637,905
State Street Corp.	1,143	97,121
Synchrony Financial	193	9,802
T Rowe Price Group, Inc.	669	76,406
The Charles Schwab Corp.	2,596	169,233
The Travelers Companies, Inc.	199	43,072
Truist Financial Corp.	4,568	204,144
US Bancorp	5,498	246,750
Wells Fargo & Co.	10,439	619,450
Willis Towers Watson plc ADR	289	81,579
		13,461,612

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2024

See Notes to Financial Statements

		Shares	Value
11.29%	HEALTH CARE
	Abbott Laboratories	4,741	$502,262
	Abbvie, Inc.	4,858	900,285
	Agilent Technologies, Inc.	478	67,589
	Amgen, Inc.	1,332	442,850
	Becton Dickinson & Co.	669	161,269
	Biogen, Inc.(A)	116	24,731
	Boston Scientific Corp.(A)	3,521	260,131
	Bristol-Myers Squibb Co.	6,471	307,761
	Cardinal Health, Inc.	567	57,171
	Cencora, Inc.	573	136,305
	Centene Corp.(A)	1,045	80,381
	The Cigna Group	1,883	656,546
	The Cooper Companies, Inc.(A)	384	35,839
	CVS Health Corp.	3,336	201,261
	Danaher Corp.	2,182	604,589
	Dexcom, Inc.(A)	768	52,086
	Edwards Lifescience Corp.(A)	1,337	84,298
	Elevance Health, Inc.	891	474,039
	Eli Lilly & Co.	1,971	1,585,216
	Embecta Corp.	112	1,755
	Fortrea Holdings, Inc.(A)	192	5,297
	GE Healthcare Technologies	871	73,713
	Gilead Sciences, Inc.	1,059	80,548
	Grail, Inc.(A)	64	984
	HCA Healthcare, Inc.	283	102,743
	Hologic, Inc.(A)	286	23,340
	Humana, Inc.	664	240,109
	Idexx Laboratories, Inc.(A)	98	46,660
	Illumina, Inc.(A)	382	46,833
	Incyte Corp.(A)	291	18,935
	Intuitive Surgical, Inc.(A)	1,254	557,541
	Iqvia Holdings, Inc.(A)	381	93,814
	Labcorp Holdings, Inc.	192	41,364
	McKesson Corp.	478	294,936
	Medtronic plc ADR	3,501	281,200
	Merck & Company, Inc.	7,138	807,522
	Mettler-Toledo International, Inc.(A)	1	1,521
	Regeneron Pharmaceuticals, Inc.(A)	291	314,044
	ResMed, Inc.	193	41,157
	Solventum Corp.(A)	187	11,011
	Stryker Corp.	857	280,625

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2024

See Notes to Financial Statements

		Shares	Value
	Thermo Fisher Scientific, Inc.	1,040	$637,874
	Veeva Systems, Inc. Class A(A)	184	35,315
	Vertex Pharmaceuticals(A)	674	334,115
	Zimmer Biomet Holdings	296	32,960
	Zoetis, Inc.	945	170,138
			11,210,663

11.07%	INDUSTRIALS
	3M Co.	751	95,790
	American Airlines Group(A)	4,950	52,668
	Ametek, Inc.	379	65,749
	Automatic Data Processing, Inc.	1,336	350,860
	The Boeing Co.(A)	1,316	250,830
	Broadridge Financial Solutions, Inc.	288	61,632
	Builders FirstSource, Inc.(A)	869	145,445
	Canadian Pacific Kansas City Southern ADR	1,914	160,431
	Carrier Global Corp.	1,048	71,379
	Caterpillar, Inc.	1,427	494,027
	CH Robinson Worldwide, Inc.	291	25,914
	Cintas Corp.	477	364,399
	Copart, Inc.(A)	10,080	527,486
	CSX Corp.	5,708	200,351
	Cummins, Inc.	478	139,480
	Deere & Co.	1,085	403,598
	Eaton Corp. plc	1,792	546,184
	Emerson Electric Co.	1,712	200,492
	Equifax, Inc.	287	80,179
	Expeditors International of Washington, Inc.	384	47,931
	Fastenal Co.	1,431	101,243
	FedEx Corp.	573	173,189
	Fortive Corporation	671	48,211
	GE Vernova LLC(A)	667	118,886
	General Dynamics Corp.	280	83,639
	General Electric Co.	2,669	454,264
	Grainger WW, Inc.	97	94,751
	Honeywell International	2,179	446,150
	JB Hunt Transport Services, Inc.	96	16,622
	Illinois Tool Works, Inc.	573	141,691
	Ingersoll Rand, Inc.	764	76,706

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2024

See Notes to Financial Statements

		Shares	Value
	Jacobs Solutions, Inc.	284	$41,563
	Johnson Controls International ADR	2,480	177,419
	L3Harris Technologies, Inc.	574	130,235
	Lockheed Martin Corp.	663	359,293
	Norfolk Southern Corp.	205	51,160
	Northrop Grumman Corp.	383	185,495
	Old Dominion Freight	386	81,129
	Otis Worldwide Corp.	568	53,676
	PACCAR, Inc.	1,311	129,343
	Parker-Hannifin Corp.	288	161,614
	Paychex, Inc.	954	122,131
	Paycom Software, Inc.	96	16,012
	Quanta Services, Inc.	96	25,476
	RB Global, Inc. ADR	1,965	156,473
	Republic Services, Inc.	1,899	369,014
	Rockwell Automation, Inc.	96	26,750
	RTX Corp.	3,808	447,402
	Southwest Airlines Co.	1,906	51,348
	Trane Technologies plc ADR	475	158,783
	Transdigm Group, Inc.	96	124,245
	Uber Technologies, Inc.(A)	7,689	495,710
	Union Pacific Corp.	1,707	421,168
	United Airlines Holdings(A)	667	30,295
	UPS, Inc. Class B	1,704	222,150
	Veralto Corp.	734	78,215
	Verisk Analytics, Inc.	1,201	314,362
	Wabtec Corp.	379	61,076
	Waste Management, Inc.	2,122	430,045
	Xylem, Inc.	193	25,766
			10,987,525

16.38%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	4,279	618,230
	Amphenol Corp. Class A	3,040	195,350
	Analog Devices, Inc.	2,251	520,836
	Broadcom, Inc.	12,472	2,004,001
	Cisco Systems, Inc.	28,949	1,402,579
	Corning, Inc.	1,813	72,538
	HP, Inc.	4,459	160,925
	Intel Corp.	13,845	425,595
	Jabil, Inc.	1,343	151,316
	Keysight Technologies, Inc.(A)	382	53,316

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2024

See Notes to Financial Statements

		Shares	Value
	Lam Research Corp.	567	$522,343
	Microchip Technology, Inc.	954	84,696
	Micron Technology, Inc.	3,412	374,706
	Motorola Solutions, Inc.	1,796	716,460
	Nvidia Corp.	58,890	6,891,308
	NXP Semiconductors NV ADR	836	220,002
	Qualcomm, Inc.	3,504	634,049
	Roper Technologies, Inc.	866	471,754
	TE Connectivity Ltd. ADR	956	147,539
	Texas Instruments, Inc.	2,934	597,979
			16,265,522

15.51%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Accenture plc Class A ADR	2,563	847,379
	Adobe, Inc.(A)	1,985	1,095,024
	Ansys, Inc.(A)	556	174,378
	Applied Materials, Inc.	3,059	649,120
	Arista Networks, Inc.(A)	1,902	659,138
	Autodesk, Inc.(A)	1,043	258,163
	Cadence Design Systems(A)	1,618	433,074
	CDW Corp.	289	63,034
	Cognizant Tech Solutions	3,337	252,544
	CrowdStrike Holdings, Inc.(A)	498	115,516
	F5, Inc.(A)	936	190,607
	Fair Isaac Corp.(A)	175	280,000
	Fortinet, Inc.(A)	1,895	109,986
	Gartner Group, Inc.(A)	380	190,452
	Hewlett-Packard Enterprise	11,310	225,182
	Intuit, Inc.	1,398	904,995
	KLA Corp.	508	418,120
	Manhattan Associates, Inc.(A)	588	150,163
	Microsoft Corp.	11,563	4,837,380
	Oracle Corp.	6,721	937,243
	Palo Alto Networks, Inc.(A)	1,298	421,500
	Seagate Technology Holdings plc ADR	470	48,020
	ServiceNow, Inc.(A)	979	797,288
	Synopsys, Inc.(A)	961	536,546
	Tyler Technologies, Inc.(A)	91	51,698
	Verisign, Inc.(A)	2,015	376,825
	Workday, Inc. Class A(A)	833	189,191
	Zebra Technologies Corp.(A)	567	199,125
			15,411,691

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2024

See Notes to Financial Statements

		Shares	Value
2.50%	MATERIALS
	Air Products and Chemicals, Inc.	576	$151,978
	Albemarle Corp.	96	8,992
	Amcor plc ADR	4,287	45,142
	Ball Corporation	954	60,894
	Celanese Corp. Class A	97	13,692
	Corteva, Inc.	1,908	107,039
	Dow, Inc.	759	41,343
	Dupont de Nemours, Inc.	649	54,321
	Ecolab, Inc.	671	154,793
	FMC Corp.	97	5,661
	Freeport-McMoran, Inc.	4,573	207,659
	International Paper Co.	1,335	62,051
	International Flavors & Fragrance, Inc.	191	19,001
	LyondellBasell Industries NV ADR	569	56,593
	The Mosaic Co.	761	22,655
	Linde plc ADR	2,005	909,268
	Newmont Goldcorp Corp.	1,809	88,768
	Nucor Corp.	663	108,029
	Packaging Corp. of America	193	38,575
	PPG Industries, Inc.	573	72,760
	The Sherwin-Williams Co.	574	201,359
	Smurfit Kappa Group plc ADR	478	21,434
	Sylvamo Corp.	104	7,666
	Vulcan Materials Co.	96	26,353
			2,486,026

1.84%	REAL ESTATE
	Alexandria Real Estate Equities, Inc. REIT	193	22,637
	American Tower Corporate REIT	1,048	230,979
	AvalonBay Communities, Inc. REIT	289	59,222
	CBRE Group, Inc.(A)	1,143	128,828
	Crown Castle, Inc.	1,051	115,694
	Digital Realty Trust, Inc. REIT	668	99,859
	Equinix, Inc.	290	229,169
	Equity Residential REIT	859	59,812
	Extra Space Storage, Inc. REIT	97	15,483
	Host Hotels & Resorts, Inc. REIT	1,136	19,891
	Mid-America Apartment Communities REIT	97	13,558
	Prologis, Inc.	3,062	385,965

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2024

See Notes to Financial Statements

		Shares	Value
	Public Storage REIT	477	$141,154
	Realty Income Corp. REIT	464	26,648
	SBA Communications Corp.	88	19,320
	Simon Property Group, Inc. REIT	474	72,731
	Ventas, Inc. REIT	567	30,867
	Welltower, Inc. REIT	954	106,133
	Weyerhaeuser Co. REIT	1,521	48,307
			1,826,257

2.18%	UTILITIES
	AES Corp.	567	10,087
	Ameren Corp.	84	6,659
	American Electric Power, Inc.	390	38,267
	American Water Works Co.	193	27,475
	CenterPoint Energy, Inc.	952	26,418
	Consolidated Edison, Inc.	94	9,167
	Constellation Energy Corp.	383	72,693
	Dominion Energy, Inc.	551	29,456
	DTE Energy Co.	386	46,525
	Duke Energy Corp.	1,223	133,636
	Edison International	753	60,248
	Eversource Energy	763	49,526
	Exelon Corp.	930	34,596
	FirstEnergy Corp.	1,241	52,010
	NextEra Energy, Inc.	7,401	565,362
	Public Service Enterprise Group, Inc.	1,048	83,599
	Sempra Energy	410	32,825
	The Southern Company	9,196	768,050
	WEC Energy Group	576	49,571
	Xcel Energy, Inc.	1,144	66,672
			2,162,842

99.70%	TOTAL COMMON STOCKS
	(Cost: $80,867,230)		98,998,250

99.70%	TOTAL INVESTMENTS
	(Cost: $80,867,230)		98,998,250
0.30%	Other assets, net of liabilities		294,473
100.00%	NET ASSETS		$99,292,723

(A)Non-income producing

(B)Non voting shares

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust

FINANCIAL STATEMENTS | JULY 31, 2024

See Notes to Financial Statements

American Conservative Values ETF

Statement of Assets and LiabilitiesJuly 31, 2024

ASSETS
Investments at value (cost of $80,867,230) (Note 1)	$98,998,250
Cash	294,426
Receivable for capital stock sold	1,045,186
Dividends receivable	57,047
TOTAL ASSETS	100,394,909

LIABILITIES
Payable for securities purchased	1,040,393
Accrued advisory fees	61,793
TOTAL LIABILITIES	1,102,186
NET ASSETS	$99,292,723

Net Assets Consist of:
Paid-in capital	$83,372,890
Distributable earnings (accumulated deficit)	15,919,833
Net Assets	$99,292,723

NET ASSET VALUE PER SHARE
Net Assets	$99,292,723
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,375,000
Net Asset Value and Offering Price Per Share	$41.81

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Statement of OperationsYear Ended July 31, 2024

See Notes to Financial Statements

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $536)	$1,148,893
Total investment income	1,148,893

EXPENSES
Investment advisory fees (Note 2)	565,214
Total expenses	565,214
Net investment income (loss)	583,679

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	2,403,253
Change in unrealized appreciation (depreciation) of investments	12,047,457
Net realized and unrealized gain (loss) on investments	14,450,710

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$15,034,389

(1)Included realized gains (losses) as a result of in-kind transactions (Note 3).

FINANCIAL STATEMENTS | JULY 31, 2024

See Notes to Financial Statements

American Conservative Values ETF

Statements of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$583,679	$358,050
Net realized gain (loss) on investments	2,403,253	(924,709)
Change in unrealized appreciation (depreciation) of investments	12,047,457	6,552,689
Increase (decrease) in net assets from operations	15,034,389	5,986,030

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(565,179)	(355,171)
Decrease in net assets from distributions	(565,179)	(355,171)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	38,258,227	18,432,924
Shares redeemed	(10,035,347)	—
Increase (decrease) in net assets from capital stock transactions	28,222,880	18,432,924

NET ASSETS
Increase (decrease) during year	42,692,090	24,063,783
Beginning of year	56,600,633	32,536,850
End of year	$99,292,723	$56,600,633

FINANCIAL STATEMENTS | JULY 31, 2024

See Notes to Financial Statements

American Conservative Values ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Years ended July 31,			October 28, 2020(2) through July 31, 2021
	2024	2023	2022
Net asset value, beginning of period	$34.83	$30.99	$32.55	$25.00
Investment activities
Net investment income (loss)(1)	0.29	0.29	0.25	0.19
Net realized and unrealized gain (loss) on investments	6.97	3.83	(1.58)	7.53
Total from investment activities	7.26	4.12	(1.33)	7.72

Distributions
Net investment income	(0.28)	(0.28)	(0.21)	(0.17)
Net realized gain	—	—	(0.02)	—
Total distributions	(0.28)	(0.28)	(0.23)	(0.17)
Net asset value, end of period	$41.81	$34.83	$30.99	$32.55

Total Return(3)	20.93%	13.45%	(4.06%)	30.96%

Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.77%	0.94%	0.77%	0.82%
Portfolio turnover rate(5)	12.98%	9.27%	3.70%	6.04%
Net assets, end of period (000’s)	$99,293	$56,601	$32,537	$13,965

(1)Per share amounts caluculated using the average shares outstanding during the period.

(2)Commencement of Operations.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Notes to Financial StatementsJuly 31, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The American Conservative Values ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 28, 2020.

The Fund’s objective is to seek to achieve long-term capital appreciation with capital preservation as a secondary objective.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Ridgeline Research LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2024

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund's NAV is calculated, that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2024

The following is a summary of the level of inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$98,998,250	$—	$—	$98,998,250
	$98,998,250	$—	$—	$98,998,250

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the year ended July 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis to calculate realized gains and losses from security transactions for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2024

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended July 31, 2024, such reclassifications were as follows:

Distributable earnings	$(3,381,144)
Paid-in capital	3,381,144

The permanent difference reclassifications are attributable primarily to realized gains from in-kind transactions.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $1,500. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2024

(“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $1,500.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
American Conservative Values ETF	25,000	$1,500	$1,045,250

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2024

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under the Advisory Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.75%.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. The Sub-Advisor is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor, subject to the supervision of the Advisor and the Board.

For the services it provides to the Fund, the Sub-Advisor is compensated by the Advisor from the advisory fees paid by the Fund to the Advisor. Fees to the

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2024

Sub-Advisor are calculated daily and paid monthly, based on the daily net assets of the Fund at the following rate: 0.05% on the first $250 million in net assets; 0.04% on the next $250 million in net assets; and 0.03% on any net assets in excess of $500 million (subject to a minimum of $30,000 per year).

The Sub-Advisor was formed in 2016. The Sub-Advisor registered with the U.S. Securities and Exchange Commission as an investment advisor and commenced operations in 2019. Pursuant to a purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC (“VA Holdings”), a subsidiary of MM VAM, LLC, acquired the Sub-Advisor (the “Transaction”). MM VAM, LLC is an entity controlled by Casey Crawford. The Transaction closed on July 14, 2023 (the “Closing Date”). As of the Closing Date, Mr. Crawford controls the Sub-Advisor through VA Holdings. Under the 1940 Act, the Transaction resulted in a change of control of the Sub-Advisor, which in turn resulted in the assignment and termination of the investment Sub-Advisory Agreement between the Trust, the Advisor, and the Sub-Advisor (the “Former Sub-Advisory Agreement”). To avoid a lapse in sub-advisory services to the Fund, the Sub-Advisor and the Trust entered into an Interim Sub-Advisory Agreement, pursuant to the requirements of Section 15(f) and Rule 15a-4 of the 1940 Act, prior to the Transaction.

Pursuant to the Interim Sub-Advisory Agreement, the Sub-Advisor provided sub-advisory services to the Fund until shareholders approved the New Sub-Advisory Agreement. At a meeting held on October 6, 2023, the Fund’s shareholders voted to approve the New Sub-Advisory Agreement. At the meeting, Fund shareholders approved the New Sub-Advisory Agreement, and Vident Asset Management is the new sub-advisor.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2024

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs. For the period ended July 31, 2024, the Advisor paid $7,938 in Trustee compensation.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Tom Carter, Vice President of the Trust, is President of the Advisor. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King, Mr. Malaspina or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions for the year ended July 31, 2024, were as follows:

Purchases	Sales
$10,097,287	$9,873,761

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended July 31, 2024, were as follows:

Purchases	Sales	Realized Gain
$38,053,874	$10,207,030	$3,381,172

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2024

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions during the years ended July 31, 2024 and 2023, respectively, were as follows:

	Year ended July 31, 2024	Year ended July 31, 2023
Distributions paid from:
Ordinary income	$565,179	$355,171
	$565,179	$355,171

As of July 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$39,359
Other accumulated losses	(2,249,215)
Net unrealized appreciation (depreciation) on investments	18,129,689
$15,919,833

As of July 31, 2024, the Fund had a capital loss carryforward of $2,249,215, of which $494,390 is considered short term and $1,754,825 is considered long term. These losses may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$80,868,562	$19,809,331	$(1,679,642)	$18,129,689

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2024

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the U.S. Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year ended July 31, 2024	Year ended July 31, 2023
Shares sold	1,025,000	575,000
Shares redeemed	(275,000)	—
Net increase (decrease)	750,000	575,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2024

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Supplemental Information (unaudited)July 31, 2024

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See Note 2 which includes remuneration paid to Trustees.

Advisory Agreement Renewal

Not applicable.

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Report of Independent Registered Public Accounting Firm

American Conservative Values ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of American Conservative Values ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Conservative Values ETF (the “Fund”), a series of ETF Opportunities Trust, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended July 31, 2024, 2023, and 2022 and for the period from October 28, 2020 (commencement of operations) through July 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2024, 2023, and 2022 and for the period October 28, 2020 (commencement of operations) through July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers;

FINANCIAL STATEMENTS | JULY 31, 2024

American Conservative Values ETF

Report of Independent Registered Public Accounting Firm - continued

when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 27, 2024

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(1)	The amount of regular compensation paid for all trustees for the period covered by the report is included in Item 7 in Note 2 of the Notes to Financial Statements.

(2)	Not applicable.

(3)	The registrant’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the registrant for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the registrant, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Assistant Chief Compliance Officer is the Managing Member of Watermark, and the Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. Payments for Watermark’s services were made by the fund’s investment adviser.

(4)	During the period covered by this report, the investment adviser paid Watermark $9,110 for the services described in Item 10 (3) above.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934: Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 8, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 8, 2024

* Print the name and title of each signing officer under his or her signature.